Other financial liabilities (Tables)	12 Months Ended
Sep. 30, 2019
Other financial liabilities
Schedule of other financial liabilities

Note 17. Other financial liabilities[1]

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Repurchase agreements	10,604	9,522	10,604	9,522
Interbank placements	9,884	8,848	9,834	8,829
Accrued interest payable	2,627	2,968	2,312	2,633
Securities purchased not delivered	1,398	1,343	1,395	1,343
Trade creditors and other accrued expenses	1,154	1,410	927	1,125
Settlement and clearing balances	1,222	1,347	1,197	1,333
Securities sold short	766	780	766	780
Other	1,560	1,887	1,481	1,701
Total other financial liabilities	29,215	28,105	28,516	27,266

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.